INTEREST EXPENSE	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

US$ MILLIONS	2025	2024	2023
Interest on corporate facility	$16	$57	$32
Interest on corporate debt	212	210	179
Interest on non-recourse borrowings	3,260	2,772	2,043
Other financing fees(1)	380	348	247
	$3,868	$3,387	$2,501

(1)Other financing fees primarily relate to interest expense associated with leases in connection with IFRS 16.